EARNINGS PER SHARE - Disclosure of earnings per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Net income (loss) for the year	$ 3,334,043	$ 194,453	$ (5,015,911)
Basic weighted average number of common shares outstanding	47,170,086	47,117,369	46,848,053
Effect on dilutive securities: Options	1,016,436	334,275	0
Diluted weighted average number of common shares outstanding	48,186,522	47,451,644	46,848,053
Basic income (loss) per share	$ 0.07	$ 0.00	$ (0.11)
Diluted income (loss) per share	$ 0.07	$ 0.00	$ (0.11)